Interest in Associates - Summary of Fair Values of Interests in Associates Based on Quoted Market Prices Without any Deduction for Transaction Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of associates and joint ventures [line items]
Carrying amount	¥ 36,445	$ 5,235	¥ 35,758
Interest in listed associate-Tower Company [Member]
Disclosure of associates and joint ventures [line items]
Carrying amount	36,176		35,498
Fair value	¥ 56,000		¥ 47,133